LEASES - Future Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
2022	$ 156
2023	143
2024	58
Total Lease Payments	357
Less: Interest	(18)
Operating Lease Liability	339
Lessee, Operating Lease, Excluding Renewal Options
Lessee, Lease, Description [Line Items]
2022	160
2023	143
2024	58
Total Lease Payments	$ 361